BONDS (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Bonds Abstract
SCHEDULE OF GROUP ISSUED CORPORATE BONDS

The Group issued corporate bonds through various banks, which consist of the following:

	Thousands of Yen				Thousands of Yen
	Principal Amount	Issuance Date	Maturity Date	Annual Interest Rate	Balance as of March 31, 2026	Balance as of March31, 2025
Lender 1	¥100,000	9/26/2022	9/26/2025	0.56%	¥-	¥20,000
Lender 2	100,000	9/25/2020	9/25/2025	0.83%	-	10,000
Lender 3	50,000	8/25/2025	8/25/2032	1.00%	46,500	-
Aggregate outstanding principal balances					46,500	30,000
Less: unamortized bond issuance costs					(4,620)	(1,380)
Less: current portion					(6,318)	(28,620)
Non-current portion					¥35,562	¥-